Equity - Schedule of Right To Purchase One Common Stock Option Held (Details) - Common Stock [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	141	747
Vested	120	572
Weighted average exercise price (in Dollars per share)	$ 8,239.86	$ 2,347.25
Stock Option One [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	82	459
Vested	82	450
Expiry date	Feb. 08, 2031	Feb. 08, 2031
Weighted average exercise price (in Dollars per share)	$ 2,940	$ 840
Stock Option Two [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	7	25
Vested	7	25
Expiry date	Feb. 27, 2031	Feb. 27, 2031
Weighted average exercise price (in Dollars per share)	$ 2,940	$ 840
Stock Option Three [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	4	4
Vested	3	2
Expiry date	Sep. 30, 2032	Apr. 25, 2032
Weighted average exercise price (in Dollars per share)	$ 6,566	$ 840
Stock Option Four [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	16	11
Vested	12	7
Expiry date	Sep. 30, 2032	Jun. 01, 2032
Weighted average exercise price (in Dollars per share)	$ 24,500	$ 1,876
Stock Option Five [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	16	11
Vested	10	6
Expiry date	May 01, 2033	Sep. 30, 2032
Weighted average exercise price (in Dollars per share)	$ 24,500	$ 1,876
Stock Option Six [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding	16	57
Vested	6	32
Expiry date	Mar. 05, 2024	Sep. 30, 2032
Weighted average exercise price (in Dollars per share)	$ 4,900	$ 7,000
Stock Option Seven [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding		7
Vested		4
Expiry date		Oct. 15, 2032
Weighted average exercise price (in Dollars per share)		$ 1,876
Stock Option Eight [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding		4
Vested		2
Expiry date		Nov. 01, 2032
Weighted average exercise price (in Dollars per share)		$ 7,000
Stock Option Nine [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding		7
Vested		3
Expiry date		Feb. 01, 2033
Weighted average exercise price (in Dollars per share)		$ 7,000
Stock Option Ten [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding		36
Vested		14
Expiry date		Apr. 16, 2033
Weighted average exercise price (in Dollars per share)		$ 7,000
Stock Option Eleven [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding		57
Vested		24
Expiry date		May 01, 2033
Weighted average exercise price (in Dollars per share)		$ 7,000
Stock Option Twelve [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding		7
Vested		3
Expiry date		Jun. 27, 2033
Weighted average exercise price (in Dollars per share)		$ 7,000
Stock Option Thirteen [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding		1
Vested
Expiry date		Jul. 01, 2033
Weighted average exercise price (in Dollars per share)		$ 7,000
Stock Option Fourteen [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding		4
Vested
Expiry date		Feb. 12, 2034
Weighted average exercise price (in Dollars per share)		$ 7,000
Stock Option Fifteen [Member]
Schedule of Right To Purchase One Common Stock Option Held [Line Items]
Outstanding		57
Vested
Expiry date		Mar. 05, 2024
Weighted average exercise price (in Dollars per share)		$ 1,400